Schedule of other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Other Operating Expenses
Commission		₨ 31,558	₨ 626,468	₨ 936,557
Communication		119,844	169,242	331,520
Legal and professional fees		309,027	471,761	336,183
Outsourcing fees		21,336	190,892	126,753
Payment gateway and other charges		151,556	748,714	985,488
Advances provision (refer to Note 21)		15,106	12,364	10,299
Trade and other receivables provision (refer to Note 26)		178,342	93,000	304,663
Security deposit and other assets provision (refer to Note 27)		6,743
Duties and taxes		16,343	36,486	(29,595)
Rent		9,418	55,007	193,348
Repairs and maintenance		32,169	78,797	91,282
Travelling and conveyance		3,641	69,930	119,108
Insurance		59,428	50,891	42,791
Remeasurement of contingent consideration (refer to Note 43)			(390,009)	485,282
Corporate social responsibility (CSR) expense		2,620	8,202	1,564
Miscellaneous expenses		21,184	37,516	40,562
Total	$ 13,376	₨ 978,315	₨ 2,259,261	₨ 3,975,805